INVESTMENTS - Tujia (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS
Carrying value of investments under equity method	¥ 21,767	¥ 19,417
Fair value of preferred shares under available-for-sale	2,717	6,117
Tujia
INVESTMENTS
Carrying value of investments under equity method	1,200	1,500
Fair value of preferred shares under available-for-sale	¥ 1,600	¥ 1,700